As filed with the Securities and Exchange Commission on December 6, 1999
                                         1933 Act File No. 333-82579
                                         1940 Act File No. 811-09373

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-2
                        (Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                  [   ] Pre-Effective Amendment No. __
                  [   ] Post-Effective Amendment No. __
                                     and/or
[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                  [X] Amendment No. 1

                      OPPENHEIMER SENIOR FLOATING RATE FUND
                 (Exact Name of Registrant Specified in Charter)

6803 South  Tucson Way,  Englewood,  CO 80112
(Address of  Principal  Executive Offices) (Number, Street, City, State,
                   Zip Code)
                            1-800-525-7048
              (Registrant's Telephone Number, Including Area Code)

                                Andrew J. Donohue
                             OppenheimerFunds, Inc.
                   Two World Trade Center, New York, NY 10048
    (Name and Address (Number, Street, State, Zip Code) of Agent for Service)

Approximate Date of  Proposed Public Offering:  December 6, 1999

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 19333, other than securities offered in connection with a dividend reinvestment plan, check the following box [X]

It is proposed that this filing will become effective (check  applicable box):
[] when declared effective pursuant to section 8(c), or as follows:
(the following boxes are included on the basis that the Registrant makes repurchase offers under Rule 23c-3 under the Investment Company Act of 1940 and is making this filing in accordance with Rule 486 under the Securities Act of
1933)
[ ] immediately upon filing pursuant to paragraph (b) [ x ] on December 6, 1999 pursuant to paragraph (b)
[ ] 60 days after filing  pursuant to paragraph
(a) [ ] on _____________ pursuant to paragraph (a) of Rule 486.

[ ] This post-effective amendment designates a new effective date for a previously-filed registration statement.

[ ]This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is ________.

This Registration Statement includes a combined prospectus pursuant to Rule 429 which relates to an earlier Registration Statement filed by Registrant on July 9, 1999, as amended to date (File No. 333-82579), which required 100,000 Class A shares, 6,000,000 Class B shares and 3,900,000 Class C shares, each having a par value of $.001 per share.


          CALCULATION OF REGISTRATION FEE UNDER SECURITIES ACT OF 1933


                                                 Proposed                Proposed
Title of Securities       Amount Being           Maximum Price           Maximum Aggregate      Amount of
Being Registered          Registered             Per Unit                Offering Price         Registration Fee
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A Shares of
Beneficial Interest       10,000,000             $9.98                   $99,800,000            $26,347.20(3)
(par value $.001 per      shares
share) (1)
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A Shares of
Beneficial Interest       100,000                $10.00                  $1,000,000             $278.00(4)
(par value $.001 per      shares
share (2)
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B Shares of
Beneficial Interest       10,000,000             $9.98                   $99,800,000            $26,347.20(5)
(par value $.001 per      shares
share) (1)
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class B Shares of
Beneficial Interest       6,000,000              $10.00                  $60,000,000            $16,680.00(4)
(par value $.001 per      shares
share) (2)
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class C Shares of
Beneficial Interest       10,000,000             $9.99                   $99,900,000            $26,373.60(6)
(par value $.001 per      shares
share) (1)
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class C Shares of
Beneficial Interest       3,900,000              $10.00                  $39,000,000            $10,842.00(4)
(par value $.001 per      shares
share) (2)
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

(1) Currently being registered.

(2) Previously registered and carried forward under this Registration Statement.

(3) Calculated pursuant to Rule 457(d) based on the net asset value per share of $9.98 on December 1, 1999.

(4) Registration fee previously paid.

(5) Calculated pursuant to Rule 457(d) based on the net asset value per share of $9.98 on December 1, 1999.

(6) Calculated pursuant to Rule 457(d) based on the net asset value per share of $9.99 on December 1, 1999.

The Registrant's Prospectus and Statement of Additional Information dated September 7, 1999, as filed with the Securities and Exchange Commission on Form N-2 on July 9, 1999 (File Nos. 333-82579 and 811-09373) are hereby incorporated by reference.

                                       Oppenheimer Senior Floating Rate Fund
                                     Supplement dated December 6, 1999 to the
                                        Prospectus dated September 7, 1999

The Prospectus is changed as follows:

1. The Supplement dated December 1, 1999, to the Prospectus is replaced by this supplement.

2. The reference to "10,000,000 Shares" on the top of the front cover page is deleted. All references in the Prospectus to the number of shares of the Fund registered with the Securities and Exchange Commission are revised to reflect the registration of an additional 10,000,000 shares each of Class A, Class B and Class C, bringing the total shares registered to 10,100,000 Class A shares, 16,000,000 Class B shares and 13,900,000 Class C shares.

3. The table (and accompanying notes) on the front cover is replaced by the following:

         The Fund began the continuous offering of its shares on September 8, 1999. The Fund is authorized to issue an unlimited number of shares of each class and to date has registered 10,100,000 Class A shares, 16,000,000 Class B shares and 13,900,000 Class C shares. Shares are offered to the public at a price equal to the net asset value per share. As of December 1, 1999, the net asset values per share of the Fund's share classes were as follows: Class A: $9.98, Class B: $9.98, and Class C: $9.99. The net asset values and therefore the offering prices of each class of shares will fluctuate over the course of the offering. Class A shares currently are available only upon the automatic conversion of Class B shares 72 months after purchase. Class B and Class C shares are offered without any initial sales charge, but are each subject to an annual service fee, an annual asset-based distribution fee and an early withdrawal charge. Please refer to "How to Buy Shares" for details. The Fund intends to invest the net proceeds of the offering of its shares in portfolio securities as soon as is practicable after receipt of the proceeds. The Fund's investment advisor, OppenheimerFunds, Inc. (the "Manager"), has borne the offering expenses of the initial offering of 10,000,000 shares of the Fund. The offering expenses for subsequently-registered and offered shares, estimated to be $99,000.00, will be borne by the Fund, subject to any reimbursement of expenses by the Manager.

4. On page 4, footnote 2 to the Annual Expenses chart is revised to read as follows:

         The management fee is based upon a percentage of the Fund's average annual net assets and is shown without giving effect to a voluntary reduction by the Manager of 0.20% of the management fee annually. That voluntary reduction may be withdrawn or amended at any time. Additionally, the management fee in the table does not reflect the Manager's voluntary agreement to waive its entire management fee for the period from the commencement of operations of the Fund on September 8, 1999 through March 31, 2000. With that fee waiver and reduction, the estimated management fee for each class is 0.53% and Total Annual Expenses are estimated at 1.13% for Class A and 1.63% for Class B and Class C.

5. On page 5, the Examples depicting the effect of the Fund's estimated expenses on a $1,000 investment in shares of each Class of the Fund are replaced by the following examples, which show the effect of the estimated expenses in the Annual Expenses chart without giving effect to the Manager's voluntary expense waivers.


       Assuming you do not tender shares
       for repurchase by the Fund
                                                  1 Year         3 Years        5 Years        10 Years
       -------------------------------------- --------------- -------------- -------------- ---------------
       -------------------------------------- --------------- -------------- -------------- ---------------
                  Class A shares                   $14             $42            $73            $160
       -------------------------------------- --------------- -------------- -------------- ---------------
       -------------------------------------- --------------- -------------- -------------- ---------------
                  Class B shares                   $19             $58            $99            $190
       -------------------------------------- --------------- -------------- -------------- ---------------
       -------------------------------------- --------------- -------------- -------------- ---------------
                  Class C shares                   $19             $58            $99            $215
       -------------------------------------- --------------- -------------- -------------- ---------------


       -------------------------------------- --------------- -------------- -------------- ---------------
       Assuming  you tender your shares for  repurchase  by the Fund on the last day of the period and a Class B or Class C Early Withdrawal Charge
       applies                                    1 Year         3 Years        5 Years        10 Years
       -------------------------------------- --------------- -------------- -------------- ---------------
       -------------------------------------- --------------- -------------- -------------- ---------------
                  Class A shares                   $14             $42            $73            $160
       -------------------------------------- --------------- -------------- -------------- ---------------
       -------------------------------------- --------------- -------------- -------------- ---------------
                  Class B shares                   $49             $73           $109            $190
       -------------------------------------- --------------- -------------- -------------- ---------------
       -------------------------------------- --------------- -------------- -------------- ---------------
                  Class C shares                   $29             $58            $99            $215
       -------------------------------------- --------------- -------------- -------------- ---------------

6. On page 32, in the section entitled "Advisory Fees," the last three sentences are revised to read as follows:

         The Manager has voluntarily agreed to reduce its management fee by 0.20% of average annual net assets, and additionally, for the period from the commencement of the Fund's operations on September 8, 1999 through March 31, 2000, to voluntarily waive the management fee entirely. Those waivers have the effect of reducing the Fund's overall expenses, thereby increasing its yield. Either waiver may be amended or withdrawn by the Manager at any time.

7. The section entitled "Are There Any Early Withdrawal Charge Waivers?" on page 37 is revised by adding a new final sentence as follows:

         The Class B and Class C Early Withdrawal Charges are waived in the case of repurchases of shares owned by present and former officers, directors, trustees and employees (and their "immediate families" as that term is defined in Appendix B to the Statement of Additional
         Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees.

8. The second sentence of the footnote under the Class B Early Withdrawal Charge table on page 38 is revised to read as follows:

         In applying the Early Withdrawal Charge, all purchases are considered to have been made on the first regular business day of the month during which the purchase was made.

December 6, 1999                                                PS0291.004

                                                      PART C

                                                 OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

         1.       Financial Statements:  Not applicable

         2.       Exhibits

(a) Amended and Restated Declaration of Trust dated 08/13/99 of Registrant.*

(b) By-Laws dated 08/24/99 of Registrant.*

(c) Not Applicable.

(d) Articles Fourth, Fifth and Seventh of Registrant's Declaration of Trust define the rights of holders of the securities being registered hereby.

(e) Not Applicable.

(f) Not Applicable.

(g)   Form   of   Investment   Advisory   Agreement   between   Registrant   and
OppenheimerFunds, Inc.*

(h)  (1)  Form  of  General  Distributor's   Agreement  between  Registrant  and
OppenheimerFunds   Distributors,   Inc.*

(2) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Filed with Pre-Effective Amendment No. 2 of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 08/25/1999, and incorporated herein by reference.

(3) Form Broker  Agreement of  OppenheimerFunds  Distributor,  Inc.:  Filed with
Pre-Effective Amendment No. 2 of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 08/25/1999, and incorporated herein by reference.

(4) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Filed with Pre-Effective Amendment No. 2 of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 08/25/1999, and incorporated herein by reference.

(i) Form of Deferred Compensation Plan for Disinterested Trustees: Filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/27/98, and incorporated herein by reference.

(j) Form of Custodian Agreement.*

(k) (1) Form of Service Plan for Class A shares.*

(2) Form of Distribution and Service Plan for Class B shares.*

(3) Form of Distribution and Service Plan for Class C shares.* (4) Form of Multiple Class Plan under Rule 18f-3 as amended through 08/24/99.*

(l) (1) Opinion of Myer, Swanson Adams & Wolf, P.C., counsel to Registrant, as to the legality of the Fund's shares.

(2) Opinion of Goodwin, Procter & Hoar, special Massachusetts counsel to Registrant, as to the legality of the Fund's shares.*

(m) Not Applicable.

(n) Independent Auditors' Consent.*

(o) Not Applicable.

(p) Subscription Agreement for Initial Capital.*

(q) Not Applicable.

(r)      Not Applicable.

-- Powers of Attorney for Trustees: Filed with Post-Effective Amendment No. 41 to the registration statement of Oppenheimer High Yield Fund (Reg. No. 2-62078), 8/26/1999, and incorporated herein by reference.

ITEM 25. MARKETING ARRANGEMENTS

         See Form of General Distributor's Agreement filed by pre-effective amendment Number 1 as Exhibit (h) to this Registration Statement.




* Filed with pre-effective amendment Number 1 to Registrant's registration statement on Form N-2, 8/31/99 (Reg. No. 333-82579), and incorporated herein by reference.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION: All of the Registrant's initial organization and offering expenses have been absorbed by OppenheimerFunds, Inc. The following table sets forth the expenses incurred or expected to be incurred in connection with the 30,000,000 shares of the Registrant being registered in this Registration Statement under the Securities Act of 1933, other than underwriting discounts and commissions.

SEC/Blue Sky Fees                             $85,000
Printing Expenses                               5,000
Legal Fees                                      5,000
Mailing Expenses                                4,000

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

                  Not applicable.


ITEM 28. NUMBER OF HOLDERS OF SECURITIES



Title of Class                         Number of Record Holders as if 12/2/99

Class A Shares of Beneficial Interest                1*
Class B Shares of Beneficial Interest                631
Class C Shares of Beneficial Interest                847
------------
* As of the date of this Registration Statement, all issued Class A shares are owned by OppenheimerFunds, Inc.

ITEM 29. INDEMNIFICATION

         Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 2(a) to this Registration Statement, and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.




ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The description of the business of OppenheimerFunds, Inc. is set forth under the caption "How the Fund is Managed" in the Prospectus and the Statement of Additional Information forming part of this Registration Statement.

         The information as to the Directors and Officers of OppenheimerFunds, Inc. set forth in OppenheimerFunds, Inc.'s Form ADV filed with the Securities and Exchange Commission (File No. 801-825), as amended through the date hereof, is incorporated herein by reference.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

1. Accounts and records of the Fund are maintained at (i) the Fund's office at 6803 South Tucson Way, Englewood, Colorado 80112 and (ii) the offices of OppenheimerFunds, Inc. at Two World Trade Center, New York, New York 10048.

2. OppenheimerFunds Services, P.O. Box 5270 Denver, Colorado 80217, maintains all the required records in its capacity as transfer, dividend paying and shareholder service agent of the Registrant.

ITEM 32.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 33. UNDERTAKINGS

         1.       Not Applicable.

         2.       Not Applicable.

         3.       Not Applicable.

         4. a. To file during any period in which offers or sales are being made, a post-effective amendment to this registration statement: (i) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933; (ii) to reflect in the Prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

                  b. That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

                  c. To remove from registration by means of post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

                  5.       Not Applicable.

                  6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                                     SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 486(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe, and State of Colorado, on this 3rd day of December, 1999.

                                        OPPENHEIMER SENIOR FLOATING RATE FUND

                                     By:      /s/ James C. Swain*
                                       ----------------------------------------
                                              James C. Swain, Chairman

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signatures                                           Title                                   Date
/s/ James C. Swain*                                  Chairman of the                         December 3, 1999
--------------------------------------               Board of Trustees
James C. Swain                                       and Principal Executive
                                                     Officer


/s/ Bridget A. Macaskill*                            President
-------------------------------------                and Trustee                             December 3, 1999
Bridget A. Macaskill


/s/ Brian W. Wixted*                                 Treasurer and Principal                 December 3, 1999
-------------------------------------                Financial and Accounting
Brian W. Wixted                                      Officer


/s/ William L. Armstrong                             Trustee                                 December 3, 1999
------------------------------
William L. Armstrong


/s/ Robert G. Avis*                                  Trustee                                 December 3, 1999
-------------------------------------
Robert G. Avis





/s/ William A. Baker*                                Trustee                                 December 3, 1999
-------------------------------------
William A. Baker


/s/ George C. Bowen*                                 Trustee                                 December 3, 1999
-------------------------------------
George C. Bowen


/s/ Jon S. Fossel*                                   Trustee                                 December 3, 1999
-------------------------------------
Jon S. Fossel


/s/ Sam Freedman*                                    Trustee                                 December 3, 1999
-------------------------------------
Sam Freedman


/s/ Raymond J. Kalinowski*                           Trustee                                 December 3, 1999
-------------------------------------
Raymond J. Kalinowski


/s/ C. Howard Kast*                                  Trustee                                 December 3, 1999
-------------------------------------
C. Howard Kast


/s/ Robert M. Kirchner*                              Trustee                                 December 3, 1999
-------------------------------------
Robert M. Kirchner


/s/ Ned M. Steel*                                    Trustee                                 December 3, 1999
-------------------------------------
Ned M. Steel


*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                                       OPPENHEIMER SENIOR FLOATING RATE FUND

                                                  EXHIBITS FILED




Exhibit No.                Exhibit

2(1)(1)                    Opinion of Myer, Swanson, Adams & Wolf, P.C.